Note 4(b) - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2015	32,592	(548)	32,044
— Transferred from advances for vessels acquisitions / under construction	97,593	-	97,593
— Depreciation	-	(3,467)	(3,467)
Balance, December 31, 2016	130,185	(4,015)	126,170
— Acquisitions	34,509	-	34,509
— Depreciation	-	(5,744)	(5,744)
Balance, December 31, 2017	164,694	(9,759)	154,935

Property, Plant and Equipment, Additions [Table Text Block]
Vessel Name	Delivery Date	Yard Installments	Capitalized Expenses	Final Carrying Amount	Time Charter
M/T Eco Revolution	January 21, 2016	31,400	1,409	32,809	BP Shipping Limited
M/T Stenaweco Excellence	May 20, 2016	30,778	1,475	32,253	Stena Weco A/S
M/T Nord Valiant	August 10, 2016	30,667	1,864	32,531	Dampskibsselskabet NORDEN A/S
M/T Stenaweco Elegance	February 28, 2017	33,935	574	34,509	Stena Weco A/S